Goodwill and intangible assets (Detail 2) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Jun. 12, 2023
Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill [Line Items]
Balance at the beginning of the year	$ 6,267
Balance at the end of the year	7,515	$ 6,267
of which: Global Wealth Management Americas
Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill [Line Items]
Balance at the beginning of the year	3,740
Balance at the end of the year	3,748	3,740
of which: Global Wealth Management Switzerland and International
Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill [Line Items]
Balance at the beginning of the year	1,225
Balance at the end of the year	1,236	1,225
of which: Personal & Corporate Banking
Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill [Line Items]
Balance at the beginning of the year	0
Balance at the end of the year	908	0
of which: Asset Management
Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill [Line Items]
Balance at the beginning of the year	1,167
Balance at the end of the year	1,149	1,167
of which: Investment Bank
Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill [Line Items]
Balance at the beginning of the year	135
Balance at the end of the year	135	135
of which: Non-core and Legacy
Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill [Line Items]
Balance at the beginning of the year	0
Balance at the end of the year	339	0
Historical cost
Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill [Line Items]
Balance at the beginning of the year	7,641	7,739
Acquisition of the Credit Suisse Group		0	$ 1,287
Additions	6	0
Disposals	(40)	(22)
Foreign currency translation	112	(76)
Balance at the end of the year	9,006	7,641
Accumulated amortization and impairment
Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill [Line Items]
Balance at the beginning of the year	1,374	1,360
Amortization	134	26
Impairment / (reversal of impairment)	0	(1)
Disposals	(30)	0
Foreign currency translation	13	(11)
Balance at the end of the year	1,491	1,374
Goodwill
Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill [Line Items]
Balance at the end of the year	6,043
Goodwill | of which: Global Wealth Management Americas
Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill [Line Items]
Balance at the end of the year	3,712
Goodwill | of which: Global Wealth Management Switzerland and International
Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill [Line Items]
Balance at the end of the year	1,182
Goodwill | of which: Personal & Corporate Banking
Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill [Line Items]
Balance at the end of the year	0
Goodwill | of which: Asset Management
Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill [Line Items]
Balance at the end of the year	1,149
Goodwill | of which: Investment Bank
Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill [Line Items]
Balance at the end of the year	0
Goodwill | of which: Non-core and Legacy
Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill [Line Items]
Balance at the end of the year	0
Goodwill | Historical cost
Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill [Line Items]
Balance at the beginning of the year	6,043
Acquisition of the Credit Suisse Group			0
Additions	0
Disposals	(10)
Foreign currency translation	10
Balance at the end of the year	6,043	6,043
Goodwill | Accumulated amortization and impairment
Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill [Line Items]
Balance at the beginning of the year	0
Impairment / (reversal of impairment)	0
Disposals	0
Foreign currency translation	0
Balance at the end of the year	0	0
Intangible assets
Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill [Line Items]
Balance at the end of the year	1,473
Intangible assets | of which: Global Wealth Management Americas
Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill [Line Items]
Balance at the end of the year	36
Intangible assets | of which: Global Wealth Management Switzerland and International
Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill [Line Items]
Balance at the end of the year	55
Intangible assets | of which: Personal & Corporate Banking
Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill [Line Items]
Balance at the end of the year	908
Intangible assets | of which: Asset Management
Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill [Line Items]
Balance at the end of the year	0
Intangible assets | of which: Investment Bank
Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill [Line Items]
Balance at the end of the year	135
Intangible assets | of which: Non-core and Legacy
Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill [Line Items]
Balance at the end of the year	339
Intangible assets | Historical cost
Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill [Line Items]
Balance at the beginning of the year	1,598
Acquisition of the Credit Suisse Group			$ 1,287
Additions	6
Disposals	(30)
Foreign currency translation	102
Balance at the end of the year	2,964	1,598
Intangible assets | Accumulated amortization and impairment
Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill [Line Items]
Balance at the beginning of the year	1,374
Amortization	134
Impairment / (reversal of impairment)	0
Disposals	(30)
Foreign currency translation	13
Balance at the end of the year	$ 1,491	$ 1,374